RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Years ended December 31,	2017	2016

Salaries, incentives and short-term benefits	$3,051	$2,645
Unit-based compensation expense including fair value adjustments	2,371	761

	$5,422	$3,406